Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of external credit grades
Cash and cash equivalents.	€ 30,136	€ 113,507	€ 76,760	€ 9,367
Trade and other receivables, Current
Disclosure of external credit grades
Allowance for expected credit losses	0	0
Other financial instruments
Disclosure of external credit grades
Allowance was recognized for other financial instruments	0
Rating Class 1
Disclosure of external credit grades
Cash and cash equivalents.	26,204	112,627
Rating Class 2
Disclosure of external credit grades
Cash and cash equivalents.	2,241	838
Rating Class 3
Disclosure of external credit grades
Cash and cash equivalents.	€ 1,691	€ 54